Master Trust Investment Information	12 Months Ended
Dec. 31, 2025
EBP 029
EBP, Master Trust [Line Items]
Master Trust Investment Information	Master Trust Investment Information
The Plans’ investments are held in a Master Trust. The Plans have specific interests in certain investments of the Master Trust based on account balances of the participants and their investment options. The Master Trust assets are allocated among the participating plans by assigning to each plan those transactions (primarily contributions, benefit payments, and plan-specific expenses) that can be specifically identified and by allocating among all plans, in proportion to the fair value of the assets assigned to each plan, income and expenses resulting from the collective investment of the assets of the Master Trust. The Master Trust is composed of the divided interests held by the Salaried Plan and the Hourly Plan. Investments and the income therefrom are allocated to participating Plans based on each Plan's participation in investment options within the Master Trust.

The following table presents the Master Trust balances and the Plans' interest in the Master Trust balances as of December 31, 2025 and 2024:

	December 31, 2025
	Master Trust	Salaried Plan Interest in Master Trust Balances	Hourly Plan Plan Interest in Master Trust Balances
Investment securities at fair value:
ADM and other common stock	$301,444,591	$226,847,905	$74,596,686
Mutual funds	199,559,176	170,672,201	28,886,975
Common collective trust funds	2,592,308,159	1,987,739,267	604,568,892
	3,093,311,926	2,385,259,373	708,052,553

Investment in synthetic contract at contract value	186,619,618	141,062,145	45,557,473
	$3,279,931,544	$2,526,321,518	$753,610,026

	December 31, 2024
	Master Trust	Salaried Plan Interest in Master Trust Balances	Hourly Plan Plan Interest in Master Trust Balances
Investment securities at fair value:
ADM and other common stock	$281,573,085	$211,281,429	$70,291,656
Mutual funds	484,280,708	420,395,306	63,885,402
Common collective trust funds	1,977,184,661	1,491,654,830	485,529,831
	2,743,038,454	2,123,331,565	619,706,889

Investment in synthetic contract at contract value	211,500,496	161,269,314	50,231,182
	$2,954,538,950	$2,284,600,879	$669,938,071
5.     Master Trust Investment Information (continued)

Summarized financial information with respect to the Master Trust’s net investment income is as follows for the years ended December 31, 2025 and 2024:

	Year Ended December 31
	2025	2024
Net appreciation in fair value of investments	$384,510,720	$147,102,762
Dividend and interest income	65,482,408	59,549,156
Total investment gain	$449,993,128	$206,651,918

EBP 030
EBP, Master Trust [Line Items]
Master Trust Investment Information	Master Trust Investment Information
The Plans’ investments are held in a Master Trust. The Plans have specific interests in certain investments of the Master Trust based on account balances of the participants and their investment options. The Master Trust assets are allocated among the participating plans by assigning to each plan those transactions (primarily contributions, benefit payments, and plan-specific expenses) that can be specifically identified and by allocating among all plans, in proportion to the fair value of the assets assigned to each plan, income and expenses resulting from the collective investment of the assets of the Master Trust. The Master Trust is composed of the divided interests held by the Salaried Plan and the Hourly Plan. Investments and the income therefrom are allocated to participating Plans based on each Plan's participation in investment options within the Master Trust.

The following table presents the Master Trust balances and the Plans' interest in the Master Trust balances as of December 31, 2025 and 2024:

	December 31, 2025
	Master Trust	Salaried Plan Interest in Master Trust Balances	Hourly Plan Plan Interest in Master Trust Balances
Investment securities at fair value:
ADM and other common stock	$301,444,591	$226,847,905	$74,596,686
Mutual funds	199,559,176	170,672,201	28,886,975
Common collective trust funds	2,592,308,159	1,987,739,267	604,568,892
	3,093,311,926	2,385,259,373	708,052,553

Investment in synthetic contract at contract value	186,619,618	141,062,145	45,557,473
	$3,279,931,544	$2,526,321,518	$753,610,026

	December 31, 2024
	Master Trust	Salaried Plan Interest in Master Trust Balances	Hourly Plan Plan Interest in Master Trust Balances
Investment securities at fair value:
ADM and other common stock	$281,573,085	$211,281,429	$70,291,656
Mutual funds	484,280,708	420,395,306	63,885,402
Common collective trust funds	1,977,184,661	1,491,654,830	485,529,831
	2,743,038,454	2,123,331,565	619,706,889

Investment in synthetic contract at contract value	211,500,496	161,269,314	50,231,182
	$2,954,538,950	$2,284,600,879	$669,938,071
5.     Master Trust Investment Information (continued)

Summarized financial information with respect to the Master Trust’s net investment income is as follows for the years ended December 31, 2025 and 2024:

	Year Ended December 31
	2025	2024
Net appreciation in fair value of investments	$384,510,720	$147,102,762
Dividend and interest income	65,482,408	59,549,156
Total investment gain	$449,993,128	$206,651,918